N-2	Mar. 09, 2026
Cover [Abstract]
Entity Central Index Key	0001372807
Amendment Flag	false
Securities Act File Number	814-00735
Document Type	8-K
Entity Registrant Name	BCP Investment Corporation
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Entity Emerging Growth Company	false